Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Amounts due from third party payment platforms	$ 27,870,659	$ 22,294,906
Interest receivables	4,044,643	6,710,717
Others	3,514,686	4,334,979
Prepayments and other current assets	$ 35,429,988	$ 33,340,602